EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,697.0	$ 1,682.7
Share-based payments expense, net of equity swap (Note 26)	45.9	40.1
Post-employment benefits – defined benefit plans (Note 22)	37.4	34.6
Post-employment benefits – defined contribution plans	39.8	38.5
Termination benefits	35.0	28.5
Total employee compensation expense	$ 1,855.1	$ 1,824.4